Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	$ 378,487	$ 11,585,477	$ 10,131,459	$ 0
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current		11,401,451		0
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current		$ 184,026		$ 0